CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ 129,294	$ 152,203	$ 91,611
Other comprehensive income:
Unrealized gains on derivative instruments	953	0	0
Realized gains on derivative instruments	(359)	0	0
Net current-period other comprehensive income	594	0	0
Comprehensive loss	$ 128,700	$ 152,203	$ 91,611